Net interest income (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Interest income was related to:
Interest income	kr 1,608	kr 1,579	kr 1,257	kr 3,187	kr 2,313	kr 5,153
Interest expenses
Interest expenses excl. resolution fee	(1,109)	(1,143)	(848)	(2,252)	(1,452)	(3,445)
Resolution fee	(44)	(41)	(63)	(85)	(133)	(266)
Total interest expenses	(1,153)	(1,184)	(911)	(2,337)	(1,585)	(3,711)
Net interest income	455	395	346	850	728	1,442
Interest income using effective interest method				2,721	1,959
Loans to credit institutions
Interest income was related to:
Interest income	542	538	344	1,080	586	1,475
Loans to the public
Interest income was related to:
Interest income	693	690	624	1,383	1,196	2,534
Loans in the form of interest-bearing securities
Interest income was related to:
Interest income	212	190	170	402	329	672
Interest-bearing securities excluding loans in the form of interest-bearing securities
Interest income was related to:
Interest income	175	183	123	358	247	523
Derivatives
Interest income was related to:
Interest income	(64)	(68)	(43)	(132)	(117)	(210)
Administrative remuneration CIRR-system
Interest income was related to:
Interest income	49	46	39	95	71	157
Other assets
Interest income was related to:
Interest income	kr 1	kr 0	kr 0	kr 1	kr 1	kr 2